UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   --------

                                 FORM N-CSRS
                                   --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                   --------


                                c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  SEI Investments
                             One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                     DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS



                                              Annual Report as of March 31, 2005


                                                                 SEI Index Funds


                                                              S&P 500 Index Fund

                                                                 Bond Index Fund

TABLE OF CONTENTS

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Management's Discussion and Analysis of Fund Performance
--------------------------------------------------------------------------------
   S&P 500 Index Fund                                                          1
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   Bond Index Fund                                                             2
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Report of Independent Registered Public Accounting Firm                        4
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Statements of Net Assets                                                       5
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Statements of Operations                                                      19
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Statements of Changes in Net Assets                                           20
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Financial Highlights                                                          21
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Notes to Financial Statements                                                 22
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Disclosure of Fund Expenses                                                   27
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Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                                   28
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Trustees and Officers of the Trust                                            30
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Notice to Shareholders                                                        33
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Shareholder Voting Results                                                    34
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The Trust's Form N-Q is available on the Commission's website at
http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2005

S&P 500 INDEX FUND

Objectives

The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index"). The Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. Stocks in the Index are chosen for market size (large-cap), liquidity, and industry group representation.

Strategy

The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The forty largest stocks in the index account for approximately 50% of the weighting of the index, and the index represents more than three quarters of the market value of the common stocks listed on the New York Stock Exchange. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

Analysis

The U.S. equity market posted mediocre results for the fiscal year ended March 31, 2005, with the Index returning 6.69%. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the year, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum, and instead gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Federal Reserve continued on a consistent schedule of incrementally raising interest rates. On a sector basis, energy significantly led returns primarily via spiked oil prices throughout the period. The energy sector advanced 42% in the fiscal year. On the other hand, the financials sector was hurt by concern over higher interest rates going forward, returning -0.99%.

The S&P 500 Index Fund, Class A, returned a comparable 6.25% for the fiscal year.

S&P 500 INDEX FUND:

AVERAGE ANNUAL TOTAL RETURN 1

--------------------------------------------------------------------------------
                             Annualized    Annualized   Annualized    Annualized
                  One Year       3 Year        5 Year      10 Year     Inception
                    Return       Return        Return       Return       to Date
--------------------------------------------------------------------------------

S&P 500 Index
Fund, Class A        6.25%        2.34%        -3.58%          n/a         8.15%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class E        6.39%        2.50%        -3.43%       10.53%        12.02%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class I        5.97%          n/a           n/a          n/a         8.10%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class A, versus the S&P 500 Index

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION

                 S&P 500 Index Fund, Class A             S&P 500 Index
2/29/96                    10,000                           10,000
3/96                       10,092                           10,096
3/97                       12,032                           12,098
3/98                       17,738                           17,905
3/99                       20,949                           21,210
3/00                       24,619                           25,016
3/01                       19,186                           19,592
3/02                       19,136                           19,639
3/03                       14,340                           14,777
3/04                       19,305                           19,966
3/05                       20,512                           21,302

1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Class E shares were offered beginning 07/31/85. Class I shares were offered beginning 06/28/02. Effective 07/31/97, the Board of Trustees approved the renaming of Class A shares to Class E shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                               1

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2005

BOND INDEX FUND

Objectives

The Bond Index Fund ( the "Fund") seeks to provide investment results that correspond to the aggregate price and performance of the Lehman U.S. Aggregate Bond Index (the "Lehman Aggregate"). The Fund's ability to duplicate the performance of the Lehman Aggregate will depend to some extent on the size and timing of cash flows into and out of the Fund, the extent of the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Aggregate.

The Lehman Aggregate is made up of the Government/Credit Index, the Mortgage Backed Securities Index, the Asset-Backed Securities Index and the Commercial Mortgage Backed Index. The Lehman Aggregate includes fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. If both Moody's and S&P provide a rating for an issue, then the lower of the two ratings will be used. All issues have at least one year to maturity and an outstanding par value of at least $200 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value-weighted inclusive of accrued interest.

Strategy

The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Aggregate. Obligations included in the Lehman Aggregate have been categorized into sectors, which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.

The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Aggregate will approximate, to the maximum extent feasible, the percentage such sector represents in that sector of Lehman Aggregate. The ability of the Fund to duplicate the Lehman Aggregate's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Aggregate's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.

Analysis

The investment-grade U.S. fixed income market returned 1.16% for the fiscal year ended March 31, 2005, as measured by the Lehman U.S. Aggregate Bond Index. This marked the sixth consecutive year of positive returns for the U.S. bond market, even as interest rates rose across the curve for the period. The yield on the 2-year note, which is most sensitive to the Federal Open Market Committee ("FOMC") interest rate policy changes, increased 220 basis points (bps) for the period, bringing the yield to 3.77%. Throughout the year, the battle between higher energy prices and the ongoing threat of creating a drag on the economy and heightened concerns over inflation kept the FOMC to its measured pace. For the year, the Fed increased the overnight lending rate by 175 bps. This was accomplished through quarter-point increments. Longer term interest rates were supported by strong investor and corporate demand and thus were essentially unchanged for the year.

All of the major sectors, except U.S. Agencies, outperformed U.S. Treasuries for the period as spreads tightened across all sectors. The Mortgage-Backed sector was the best performing sector due to the dearth of volatility. The Credit sector continued to reward investors before spreads widened in the final months of the year. Lower quality credits, benefiting from liquidity and stronger corporate balance sheets, outperformed higher rated credits. The Asset-Backed Security and Commercial Mortgage-Backed Security sectors also contributed to positive market performance as consumer credit and balance sheets continued to improve.

The Bond Index Fund, Class A, registered a 0.72% return for the fiscal year.

--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                             Annualized    Annualized   Annualized    Annualized
                  One Year       3 Year        5 Year      10 Year  Inception to
                    Return       Return        Return       Return          Date
--------------------------------------------------------------------------------

Bond Index
Fund, Class A        0.72%        5.50%         6.63%        6.72%         7.18%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Bond Index Fund, Class A, versus the Lehman U.S. Aggregate Bond Index

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION

                           Bond Index                    Lehman Aggregate
                         Fund, Class A                      Bond Index
3/31/95                      10,000                           10,000
3/96                         11,031                           11,078
3/97                         11,512                           11,622
3/98                         12,872                           13,017
3/99                         13,676                           13,860
3/00                         13,898                           14,121
3/01                         15,569                           15,890
3/02                         16,312                           16,738
3/03                         18,134                           18,695
3/04                         19,019                           19,705
3/05                         19,156                           19,933

1 For the period ended March 31, 2005. Past performance is no indication of future performance. The Fund was offered beginning 05/19/86. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                               3

--------------------------------------------------------------------------------

SEI INDEX FUNDS -- MARCH 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
SEI Index Funds

We have audited the accompanying statements of net assets of S&P 500 Index Fund and Bond Index Fund (collectively SEI Index Funds) (the "Trust") as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2002 were audited by other auditors who have ceased operations and whose report dated April 30, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SEI Index Funds at March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                               [Signature Omitted]
                                               /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
May 13, 2005

--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

S&P 500 INDEX FUND

March 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

Financials                                                                 16.2%
Information Technology                                                     12.3%
Health Care                                                                10.6%
Industrials                                                                 9.7%
Consumer Discretionary                                                      9.4%
Short-Term Investments                                                      9.1%
Consumer Staples                                                            8.4%
Energy                                                                      7.2%
Corporate Obligations                                                       3.7%
Commercial Paper                                                            3.0%
Materials                                                                   2.7%
Utilities                                                                   2.6%
Telecommunication Services                                                  2.5%
Asset-Backed Securities                                                     2.1%
Certificates of Deposit                                                     0.4%
U.S. Treasury Obligation                                                    0.1%

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
CONSUMER DISCRETIONARY -- 11.4%
   Autonation (D)*                                40,844           $         774
   Autozone (D)*                                  12,240                   1,049
   Bed Bath & Beyond*                             54,719                   1,999
   Best Buy (D)                                   53,983                   2,916
   Big Lots*                                      20,431                     246
   Black & Decker                                 14,508                   1,146
   Brunswick                                      17,524                     821
   Carnival (D)                                   95,260                   4,935
   Centex                                         22,886                   1,311
   Circuit City Stores                            34,601                     555
   Clear Channel Communications                   95,303                   3,285
   Coach*                                         34,573                   1,958
   Comcast, Cl A (D)*                            399,952                  13,510
   Cooper Tire & Rubber                           12,703                     233
   Dana                                           27,173                     348
   Darden Restaurants                             26,722                     820
   Delphi (D)                                    101,530                     455
   Dillard's, Cl A (D)                            12,781                     344
   Dollar General                                 54,517                   1,194
   Dow Jones                                      12,771                     477
   Eastman Kodak (D)                              51,841                   1,687
   eBay*                                         218,835                   8,154
   Family Dollar Stores                           30,331                     921
   Federated Department Stores (D)                30,597                   1,947
   Ford Motor                                    331,054                   3,751
   Fortune Brands                                 26,199                   2,112
   Gannett                                        45,415                   3,591
   Gap (D)                                       133,166                   2,908
   General Motors (D)                            102,131                   3,002
   Genuine Parts                                  31,596                   1,374
   Goodyear Tire & Rubber (D)*                    31,803                     425
   Harley-Davidson (D)                            52,794                   3,049
   Harrah's Entertainment (D)                     20,585                   1,329
   Hasbro                                         30,192                     617
   Hilton Hotels (D)                              69,570                   1,555

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Home Depot                                    397,038           $      15,183
   International Game Technology                  62,395                   1,663
   Interpublic Group (D)*                         76,483                     939
   JC Penney                                      51,644                   2,681
   Johnson Controls                               34,570                   1,928
   Jones Apparel Group                            22,141                     742
   KB Home (D)                                     7,533                     885
   Knight-Ridder (D)                              13,655                     918
   Kohl's*                                        58,935                   3,043
   Leggett & Platt (D)                            34,515                     997
   Limited Brands                                 69,085                   1,679
   Liz Claiborne                                  19,633                     788
   Lowe's (D)                                    139,721                   7,977
   Marriott International, Cl A                   36,333                   2,429
   Mattel                                         75,351                   1,609
   May Department Stores                          52,799                   1,955
   Maytag (D)                                     14,396                     201
   McDonald's                                    230,009                   7,163
   McGraw-Hill                                    34,437                   3,005
   Meredith                                        8,229                     385
   New York Times, Cl A (D)                       26,364                     964
   Newell Rubbermaid                              49,698                   1,090
   News, Cl A                                    521,277                   8,820
   Nike, Cl B (D)                                 41,540                   3,461
   Nordstrom                                      22,799                   1,263
   Office Depot*                                  56,563                   1,255
   OfficeMax                                      16,906                     566
   Omnicom Group (D)                              33,691                   2,982
   Pulte Homes                                    21,426                   1,578
   RadioShack                                     28,663                     702
   Reebok International                           10,136                     449
   Sears Holdings (D)*                            17,372                   2,314
   Sherwin-Williams                               22,890                   1,007
   Snap-On                                        10,484                     333
   Stanley Works                                  13,600                     616
   Staples                                        89,552                   2,815
   Starbucks*                                     72,260                   3,733
   Starwood Hotels & Resorts Worldwide            38,419                   2,306
   Target (D)                                    161,899                   8,098
   Tiffany                                        26,315                     908
   Time Warner*                                  830,955                  14,583
   TJX (D)                                        87,135                   2,146
   Toys "R" Us*                                   38,894                   1,002
   Tribune (D)                                    53,935                   2,150
   Univision Communications, Cl A (D)*            52,782                   1,462
   VF                                             18,083                   1,069
   Viacom, Cl B                                  308,279                  10,737
   Visteon                                        21,725                     124
   Walt Disney                                   370,178                  10,635
   Wendy's International                          20,615                     805
   Whirlpool                                      10,773                     730
   Yum! Brands (D)                                52,687                   2,730
                                                                   -------------
                                                                         224,401
                                                                   -------------

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                               5

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

S&P 500 INDEX FUND (Continued)

March 31, 2005
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.2%
   Alberto-Culver                                 15,335           $         734
   Albertson's (D)                                66,559                   1,374
   Altria Group                                  374,011                  24,457
   Anheuser-Busch (D)                            140,481                   6,657
   Archer-Daniels-Midland                        112,679                   2,770
   Avon Products (D)                              85,263                   3,661
   Brown-Forman, Cl B                             16,302                     893
   Campbell Soup (D)                              58,882                   1,709
   Clorox                                         27,737                   1,747
   Coca-Cola                                     409,608                  17,068
   Coca-Cola Enterprises                          63,786                   1,309
   Colgate-Palmolive                              95,019                   4,957
   ConAgra Foods (D)                              93,214                   2,519
   Costco Wholesale (D)                           85,409                   3,773
   CVS                                            72,338                   3,806
   General Mills (D)                              66,012                   3,244
   Gillette                                      179,238                   9,048
   Hershey Foods (D)                              39,559                   2,392
   HJ Heinz                                       63,299                   2,332
   Kellogg                                        63,463                   2,746
   Kimberly-Clark                                 87,018                   5,720
   Kroger (D)*                                   132,396                   2,122
   McCormick                                      24,559                     846
   Molson Coors Brewing, Cl B                     14,537                   1,122
   Pepsi Bottling Group                           35,759                     996
   PepsiCo                                       303,420                  16,090
   Procter & Gamble (D)                          456,090                  24,173
   Reynolds American (D)                          21,057                   1,697
   Safeway (D)*                                   80,924                   1,500
   Sara Lee                                      142,725                   3,163
   Supervalu                                      24,436                     815
   Sysco (D)                                     115,161                   4,123
   UST                                            29,894                   1,545
   Wal-Mart Stores                               612,539                  30,694
   Walgreen (D)                                  184,673                   8,203
   Wm. Wrigley Jr.                                35,367                   2,319
                                                                   -------------
                                                                         202,324
                                                                   -------------

ENERGY -- 8.7%
   Amerada Hess                                   15,414                   1,483
   Anadarko Petroleum                             42,824                   3,259
   Apache                                         59,031                   3,614
   Ashland                                        11,995                     809
   Baker Hughes (D)                               61,151                   2,721
   BJ Services (D)                                29,378                   1,524
   Burlington Resources                           69,959                   3,503
   ChevronTexaco                                 380,489                  22,186
   ConocoPhillips                                125,806                  13,567
   Devon Energy                                   86,686                   4,139
   El Paso                                       116,318                   1,231
   EOG Resources (D)                              43,214                   2,106
   Exxon Mobil                                 1,154,481                  68,807

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Halliburton                                    91,213              $    3,945
   Kerr-McGee (D)                                 29,515                   2,312
   Kinder Morgan (D)                              19,861                   1,504
   Marathon Oil                                   62,747                   2,944
   Nabors Industries (D)*                         25,607                   1,514
   National-Oilwell (D)*                          30,344                   1,417
   Noble (D)*                                     24,516                   1,378
   Occidental Petroleum                           71,824                   5,112
   Rowan (D)*                                     19,398                     581
   Schlumberger                                  106,603                   7,513
   Sunoco                                         12,544                   1,299
   Transocean*                                    58,073                   2,988
   Unocal                                         48,924                   3,018
   Valero Energy                                  46,406                   3,400
   Williams                                      103,111                   1,940
   XTO Energy                                     62,817                   2,063
                                                                   -------------
                                                                         171,877
                                                                   -------------

FINANCIALS -- 19.6%
   ACE                                            51,390                   2,121
   Aflac                                          90,743                   3,381
   Allstate                                      122,807                   6,639
   AMBAC Financial Group                          19,651                   1,469
   American Express                              212,106                  10,896
   American International Group                  470,913                  26,093
   AmSouth Bancorp                                64,214                   1,666
   Aon (D)                                        57,228                   1,307
   Apartment Investment &
     Management, Cl A+                            17,302                     644
   Archstone-Smith Trust+ (D)                     36,130                   1,232
   Bank of America                               732,907                  32,321
   Bank of New York                              140,750                   4,089
   BB&T (D)                                       99,169                   3,875
   Bear Stearns                                   20,487                   2,047
   Capital One Financial (D)                      44,695                   3,342
   Charles Schwab                                207,584                   2,182
   Chubb                                          34,638                   2,746
   Cincinnati Financial                           28,734                   1,253
   CIT Group                                      38,130                   1,449
   Citigroup                                     944,754                  42,457
   Comerica                                       30,777                   1,695
   Compass Bancshares (D)                         22,347                   1,014
   Countrywide Financial                         104,949                   3,407
   E*Trade Financial*                             67,037                     804
   Equity Office Properties Trust+                72,916                   2,197
   Equity Residential+                            51,133                   1,647
   Fannie Mae                                    175,003                   9,529
   Federated Investors, Cl B                      17,212                     487
   Fifth Third Bancorp                            94,039                   4,042
   First Horizon National (D)                     22,269                     908
   Franklin Resources                             35,767                   2,455
   Freddie Mac (D)                               124,395                   7,862
   Golden West Financial (D)                      51,060                   3,089

--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group (D)                        80,959           $       8,905
   Hartford Financial Services Group (D)          53,469                   3,666
   Huntington Bancshares                          41,932                   1,002
   Janus Capital Group (D)                        42,742                     596
   Jefferson-Pilot                                24,689                   1,211
   JPMorgan Chase (D)                            642,520                  22,231
   Keycorp                                        73,472                   2,384
   Lehman Brothers Holdings                       49,910                   4,699
   Lincoln National                               31,528                   1,423
   Loews                                          28,866                   2,123
   M&T Bank (D)                                   17,783                   1,815
   Marsh & McLennan (D)                           95,639                   2,909
   Marshall & Ilsley                              37,576                   1,569
   MBIA                                           25,448                   1,330
   MBNA                                          231,017                   5,671
   Mellon Financial                               76,628                   2,187
   Merrill Lynch                                 168,298                   9,526
   Metlife                                       132,521                   5,182
   MGIC Investment                                17,502                   1,079
   Moody's                                        24,804                   2,006
   Morgan Stanley                                201,188                  11,518
   National City                                 107,446                   3,599
   North Fork Bancorporation                      85,104                   2,361
   Northern Trust                                 36,780                   1,598
   Plum Creek Timber+ (D)                         33,240                   1,187
   PNC Financial Services Group                   51,107                   2,631
   Principal Financial Group                      54,163                   2,085
   Progressive (D)                                36,200                   3,322
   Prologis+                                      33,257                   1,234
   Providian Financial (D)*                       53,012                     910
   Prudential Financial                           94,745                   5,438
   Regions Financial (D)                          84,008                   2,722
   Safeco                                         22,999                   1,120
   Simon Property Group+                          39,992                   2,423
   SLM                                            77,719                   3,873
   Sovereign Bancorp                              67,775                   1,502
   St. Paul Travelers                            121,047                   4,446
   State Street                                   60,310                   2,637
   SunTrust Banks                                 61,328                   4,420
   Synovus Financial (D)                          56,213                   1,566
   T Rowe Price Group                             22,382                   1,329
   Torchmark                                      19,551                   1,021
   UnumProvident (D)                              53,817                     916
   US Bancorp                                    335,100                   9,658
   Wachovia                                      286,667                  14,594
   Washington Mutual                             157,891                   6,237
   Wells Fargo                                   306,601                  18,335
   XL Capital, Cl A (D)                           25,141                   1,819
   Zions Bancorporation (D)                       16,250                   1,122
                                                                   -------------
                                                                         387,482
                                                                   -------------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 12.9%
   Abbott Laboratories                           281,864              $   13,141
   Aetna                                          53,225                   3,989
   Allergan (D)                                   23,798                   1,653
   AmerisourceBergen                              20,093                   1,151
   Amgen*                                        226,497                  13,184
   Applera-Applied Biosystems
     Group (D)                                    35,512                     701
   Bausch & Lomb                                   9,703                     711
   Baxter International                          112,051                   3,808
   Becton Dickinson                               45,732                   2,672
   Biogen Idec (D)*                               60,314                   2,081
   Biomet                                         45,692                   1,659
   Boston Scientific (D)*                        137,424                   4,025
   Bristol-Myers Squibb                          353,312                   8,995
   C.R. Bard                                      18,940                   1,289
   Cardinal Health                                78,402                   4,375
   Caremark Rx*                                   82,631                   3,287
   Chiron (D)*                                    26,696                     936
   Cigna                                          23,788                   2,124
   Eli Lilly                                     204,802                  10,670
   Express Scripts*                               13,759                   1,200
   Fisher Scientific International (D)*           21,211                   1,207
   Forest Laboratories*                           63,538                   2,348
   Genzyme (D)*                                   44,819                   2,566
   Gilead Sciences*                               78,280                   2,802
   Guidant                                        58,330                   4,311
   HCA (D)                                        74,434                   3,987
   Health Management
     Associates, Cl A (D)                         44,127                   1,155
   Hospira*                                       28,231                     911
   Humana*                                        29,085                     929
   IMS Health                                     41,949                   1,023
   Johnson & Johnson                             537,645                  36,108
   King Pharmaceuticals*                          43,710                     363
   Laboratory of America Holdings*                24,423                   1,177
   Manor Care                                     15,591                     567
   McKesson                                       53,380                   2,015
   Medco Health Solutions*                        49,790                   2,468
   Medimmune*                                     44,983                   1,071
   Medtronic                                     218,688                  11,142
   Merck                                         399,226                  12,923
   Millipore*                                      8,998                     391
   Mylan Laboratories (D)                         48,696                     863
   PerkinElmer                                    23,436                     484
   Pfizer                                      1,348,900                  35,436
   Quest Diagnostics                              16,506                   1,735
   Schering-Plough                               266,692                   4,841
   St. Jude Medical*                              65,259                   2,349
   Stryker                                        67,752                   3,022
   Tenet Healthcare (D)*                          84,699                     977
   Thermo Electron*                               28,931                     732
   UnitedHealth Group                            115,983                  11,063

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                               7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

S&P 500 INDEX FUND (Continued)

March 31, 2005
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Waters*                                        21,856           $         782
   Watson Pharmaceuticals*                        19,808                     609
   WellPoint*                                     55,144                   6,912
   Wyeth                                         241,566                  10,189
   Zimmer Holdings*                               44,605                   3,471
                                                                   -------------
                                                                         254,580
                                                                   -------------

INDUSTRIALS -- 11.8%
   3M                                            139,658                  11,967
   Allied Waste Industries (D)*                   49,103                     359
   American Power Conversion                      32,518                     849
   American Standard*                             32,583                   1,514
   Apollo Group, Cl A (D)*                        29,965                   2,219
   Avery Dennison (D)                             18,378                   1,138
   Boeing                                        150,508                   8,799
   Burlington Northern Santa Fe                   68,414                   3,690
   Caterpillar                                    62,006                   5,670
   Cendant                                       190,790                   3,919
   Cintas (D)                                     27,019                   1,116
   Cooper Industries, Cl A                        16,757                   1,198
   CSX                                            38,991                   1,624
   Cummins                                         7,740                     544
   Danaher (D)                                    49,760                   2,658
   Deere                                          44,640                   2,997
   Delta Air Lines (D)*                           25,067                     102
   Dover                                          36,837                   1,392
   Eaton                                          27,649                   1,808
   Emerson Electric                               75,819                   4,923
   Equifax                                        24,433                     750
   FedEx (D)                                      54,482                   5,119
   Fluor                                          15,474                     858
   General Dynamics                               36,186                   3,874
   General Electric                            1,916,348                  69,103
   Goodrich                                       21,717                     832
   H&R Block (D)                                  29,884                   1,512
   Honeywell International                       153,828                   5,724
   Illinois Tool Works                            49,673                   4,447
   Ingersoll-Rand, Cl A                           31,339                   2,496
   ITT Industries                                 16,688                   1,506
   L-3 Communications Holdings                    20,825                   1,479
   Lockheed Martin                                72,585                   4,432
   Masco (D)                                      81,007                   2,808
   Monster Worldwide (D)*                         21,834                     612
   Navistar International (D)*                    11,899                     433
   Norfolk Southern                               72,378                   2,682
   Northrop Grumman                               65,142                   3,516
   Paccar                                         31,408                   2,274
   Pall                                           22,430                     608
   Parker Hannifin (D)                            21,732                   1,324
   Pitney Bowes                                   41,742                   1,883
   Raytheon                                       81,928                   3,171
   Robert Half International                      29,116                     785

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Rockwell Automation                            31,639           $       1,792
   Rockwell Collins                               32,258                   1,535
   RR Donnelley & Sons                            38,953                   1,232
   Ryder System                                   11,595                     483
   Southwest Airlines                            133,225                   1,897
   Textron                                        24,440                   1,824
   Tyco International                            363,998                  12,303
   Union Pacific                                  47,193                   3,289
   United Parcel Service, Cl B (D)               202,360                  14,720
   United Technologies (D)                        92,604                   9,414
   Waste Management                              102,791                   2,966
   W.W. Grainger                                  15,086                     939
                                                                   -------------
                                                                         233,108
                                                                   -------------

INFORMATION TECHNOLOGY -- 15.0%
   ADC Telecommunications*                       146,727                     292
   Adobe Systems                                  43,999                   2,955
   Advanced Micro Devices (D)*                    71,244                   1,148
   Affiliated Computer Services,
     Cl A (D)*                                    22,907                   1,220
   Agilent Technologies*                          78,160                   1,735
   Altera*                                        67,327                   1,332
   Analog Devices (D)                             67,359                   2,434
   Andrew*                                        29,134                     341
   Apple Computer (D)*                           147,752                   6,157
   Applied Materials*                            301,561                   4,900
   Applied Micro Circuits*                        55,794                     184
   Autodesk                                       41,504                   1,235
   Automatic Data Processing                     105,431                   4,739
   Avaya*                                         86,812                   1,014
   BMC Software*                                  40,072                     601
   Broadcom, Cl A (D)*                            52,595                   1,574
   Ciena*                                        103,634                     178
   Cisco Systems*                              1,168,703                  20,908
   Citrix Systems (D)*                            30,656                     730
   Computer Associates International (D)          96,237                   2,608
   Computer Sciences*                             34,557                   1,584
   Compuware*                                     70,071                     505
   Comverse Technology (D)*                       35,747                     902
   Convergys*                                     25,714                     384
   Corning (D)*                                  254,907                   2,837
   Dell*                                         444,597                  17,081
   Electronic Arts (D)*                           55,681                   2,883
   Electronic Data Systems (D)                    93,605                   1,935
   EMC*                                          434,943                   5,359
   First Data                                    144,989                   5,700
   Fiserv*                                        34,950                   1,391
   Freescale Semiconductor, Cl B*                 72,619                   1,253
   Gateway (D)*                                   54,123                     218
   Hewlett-Packard                               523,531                  11,486
   Intel                                       1,125,858                  26,154
   International Business Machines               295,184                  26,974

--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Intuit*                                        33,530           $       1,468
   Jabil Circuit*                                 33,194                     947
   JDS Uniphase (D)*                             261,385                     437
   Kla-Tencor (D)*                                35,542                   1,635
   Lexmark International, Cl A (D)*               22,898                   1,831
   Linear Technology                              55,527                   2,127
   LSI Logic*                                     69,649                     389
   Lucent Technologies (D)*                      801,224                   2,203
   Maxim Integrated Products (D)                  59,077                   2,414
   Mercury Interactive*                           15,270                     723
   Micron Technology*                            111,009                   1,148
   Microsoft                                   1,829,462                  44,218
   Molex                                          30,330                     800
   Motorola                                      443,308                   6,636
   National Semiconductor*                        64,254                   1,324
   NCR*                                           33,677                   1,136
   Network Appliance*                             66,210                   1,831
   Novell*                                        68,569                     409
   Novellus Systems*                              25,285                     676
   Nvidia*                                        30,064                     714
   Oracle*                                       812,430                  10,139
   Parametric Technology (D)*                     48,960                     274
   Paychex                                        64,308                   2,111
   PMC - Sierra (D)*                              32,538                     286
   QLogic*                                        16,613                     673
   Qualcomm (D)                                  297,567                  10,906
   Sabre Holdings, Cl A                           23,794                     521
   Sanmina-SCI (D)*                               94,692                     494
   Scientific-Atlanta                             27,503                     776
   Siebel Systems (D)*                            93,109                     850
   Solectron (D)*                                175,654                     610
   Sun Microsystems*                             610,791                   2,468
   Sungard Data Systems*                          52,237                   1,802
   Symantec (D)*                                 128,298                   2,737
   Symbol Technologies                            43,891                     636
   Tektronix                                      16,171                     397
   Tellabs (D)*                                   83,568                     610
   Teradyne*                                      35,128                     513
   Texas Instruments                             311,226                   7,933
   Unisys*                                        61,025                     431
   Veritas Software*                              76,334                   1,772
   Xerox (D)*                                    173,113                   2,623
   Xilinx (D)                                     63,022                   1,842
   Yahoo!*                                       235,763                   7,992
                                                                   -------------
                                                                         295,393
                                                                   -------------

MATERIALS -- 3.2%
   Air Products & Chemicals                       41,155                   2,605
   Alcoa                                         157,581                   4,789
   Allegheny Technologies (D)                     16,196                     390
   Ball                                           19,885                     825
   Bemis                                          19,364                     602

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Dow Chemical                                  172,412           $       8,595
   E.I. du Pont de Nemours                       180,264                   9,237
   Eastman Chemical                               14,095                     831
   Ecolab                                         39,932                   1,320
   Engelhard                                      22,101                     664
   Freeport-McMoRan Copper &
     Gold, Cl B (D)                               32,369                   1,282
   Georgia-Pacific                                46,987                   1,667
   Great Lakes Chemical                            9,309                     299
   Hercules*                                      20,264                     294
   International Flavors & Fragrances             16,024                     633
   International Paper                            88,659                   3,262
   Louisiana-Pacific                              18,260                     459
   MeadWestvaco                                   36,649                   1,166
   Monsanto                                       48,147                   3,105
   Newmont Mining (D)                             80,266                   3,391
   Nucor                                          28,891                   1,663
   Pactiv (D)*                                    26,849                     627
   Phelps Dodge (D)                               17,479                   1,778
   PPG Industries                                 31,319                   2,240
   Praxair                                        58,359                   2,793
   Rohm & Haas                                    35,159                   1,688
   Sealed Air*                                    15,114                     785
   Sigma-Aldrich                                  12,452                     763
   Temple-Inland                                  10,349                     751
   United States Steel (D)                        20,646                   1,050
   Vulcan Materials (D)                           18,613                   1,058
   Weyerhaeuser (D)                               43,891                   3,006
                                                                   -------------
                                                                          63,618
                                                                   -------------

TELECOMMUNICATION SERVICES -- 3.1%
   Alltel (D)                                     54,704                   3,001
   AT&T                                          144,718                   2,713
   BellSouth                                     331,157                   8,706
   CenturyTel (D)                                 24,339                     799
   Citizens Communications                        60,673                     785
   Nextel Communications, Cl A (D)*              203,723                   5,790
   Qwest Communications
     International (D)*                          302,250                   1,118
   SBC Communications                            597,276                  14,150
   Sprint (D)                                    267,238                   6,080
   Verizon Communications                        500,820                  17,779
                                                                   -------------
                                                                          60,921
                                                                   -------------

UTILITIES -- 3.2%
   AES*                                          117,322                   1,922
   Allegheny Energy (D)*                          24,870                     514
   Ameren (D)                                     35,317                   1,731
   American Electric Power (D)                    69,320                   2,361
   Calpine (D)*                                   96,715                     271
   Centerpoint Energy                             52,340                     630
   Cinergy (D)                                    34,613                   1,402

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                               9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

S&P 500 INDEX FUND (Continued)

March 31, 2005
--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                         ($ Thousands)/Shares           ($ Thousands)
--------------------------------------------------------------------------------
   CMS Energy (D)*                                35,364           $         461
   Consolidated Edison (D)                        43,863                   1,850
   Constellation Energy Group                     31,980                   1,653
   Dominion Resources (D)                         61,583                   4,584
   DTE Energy                                     31,458                   1,431
   Duke Energy (D)                               169,594                   4,750
   Dynegy, Cl A (D)*                              59,953                     234
   Edison International                           58,915                   2,046
   Entergy                                        38,541                   2,723
   Exelon                                        120,204                   5,516
   FirstEnergy                                    59,642                   2,502
   FPL Group (D)                                  70,734                   2,840
   KeySpan                                        29,084                   1,133
   Nicor                                           7,984                     296
   NiSource (D)                                   49,054                   1,118
   Peoples Energy                                  6,862                     288
   PG&E (D)*                                      65,227                   2,224
   Pinnacle West Capital                          16,563                     704
   PPL (D)                                        34,199                   1,846
   Progress Energy (D)                            44,674                   1,874
   Public Service Enterprise Group (D)            43,099                   2,344
   Sempra Energy                                  43,038                   1,715
   Southern (D)                                  134,314                   4,275
   TECO Energy (D)                                37,359                     586
   TXU (D)                                        43,436                   3,459
   Xcel Energy                                    72,500                   1,246
                                                                   -------------
                                                                          62,529
                                                                   -------------
Total Common Stock
   (Cost $1,331,773) ($ Thousands)                                     1,956,233
                                                                   -------------

CORPORATE OBLIGATIONS (E) (F) -- 4.5%

FINANCIALS -- 4.4%
   Allstate Life Global Funding II MTN
        2.800%, 04/13/06                   $       1,135                   1,135
   American General Finance (G)
        2.810%, 04/14/06                           3,179                   3,179
   CCN Bluegrass
        2.914%, 02/21/06                           2,951                   2,951
   Countrywide Home Loans
        3.120%, 03/21/06                           3,723                   3,723
   Countrywide Home Loans MTN, Ser M
        3.152%, 06/23/05                           1,816                   1,816
        3.040%, 11/30/05                           4,995                   4,995
        2.980%, 08/26/05                           1,362                   1,362
        2.940%, 05/20/05                             908                     908
        2.810%, 01/31/06                             999                     999
   Five Finance MTN
        2.860%, 09/22/05                           6,448                   6,446
   Harrier Finance Funding MTN
        3.034%, 09/15/05                           1,317                   1,317
   Harrier Finance Funding MTN, Ser 1
     3.016%, 06/15/05                              3,950                   3,950

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   Irish Life & Permanent MTN, Ser X
     2.862%, 04/21/06                      $       4,223           $       4,222
   Jackson National Life Funding (G)
        2.690%, 04/01/06                           9,989                   9,989
   Lakeside Funding
        2.790%, 04/08/05                           2,753                   2,753
   Morgan Stanley, Ser EXL
        2.720%, 05/04/06                             908                     908
   Morgan Stanley, Ser EXLS
        2.718%, 05/03/06                           2,270                   2,270
   Nationwide Building Society (G)
        3.083%, 04/28/05                           2,270                   2,270
        2.746%, 04/07/06                           4,541                   4,541
   Northern Rock (G)
        2.730%, 05/03/06                           3,996                   3,996
   Pacific Life Global Funding (G)
        2.790%, 03/13/06                           3,406                   3,406
   Premium Asset Trust (G)
        2.820%, 01/15/06                           6,357                   6,357
        2.755%, 02/06/06                           3,360                   3,363
   SLM MTN, Ser X
        2.850%, 04/20/06                           7,946                   7,946
   White Pine Finance MTN, Ser 1
        2.696%, 11/01/05                           1,998                   1,998
                                                                   -------------
                                                                          86,800
                                                                   -------------

INDUSTRIALS -- 0.1%
   Caterpillar Financial Services MTN, Ser F
        2.730%, 07/09/05                           2,270                   2,270
                                                                   -------------
Total Corporate Obligations
   (Cost $89,070) ($ Thousands)                                           89,070
                                                                   -------------

ASSET-BACKED SECURITIES (E) (F) -- 2.5%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust,
     Ser 2004-C, Cl A1
        2.830%, 11/15/05                             288                     288
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
        2.870%, 03/15/06                           1,518                   1,518
                                                                   -------------
                                                                           1,806
                                                                   -------------

MORTGAGE RELATED SECURITIES -- 2.4%
   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
        2.850%, 09/20/05                           2,906                   2,906
   Blue Heron Funding,
     Ser 9A, Cl A1
        2.880%, 02/22/06                           4,541                   4,541

--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   Cheyne High Grade,
     Ser 2004-1A, Cl A1
        2.791%, 11/10/05                   $       2,611           $       2,611
   Commodore, Ser 2003-2A, Cl A1MM
        3.100%, 06/14/05                           2,089                   2,089
   Davis Square Funding, Ser 2004-2A,
     Cl AMMB
        2.776%, 04/06/05                           2,270                   2,270
   Davis Square Funding, Ser 2004-2A,
     Cl AMMC
        2.776%, 05/06/05                           2,270                   2,270
   Duke Funding, Ser 2004-6B, Cl A1S1
        2.680%, 04/08/05                           2,270                   2,270
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
        2.900%, 09/20/05                           5,767                   5,767
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
        2.920%, 05/18/05                           4,720                   4,720
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
        2.900%, 11/25/05                           8,243                   8,243
   RMAC, Ser 2004-NS3A, Cl A1
        2.800%, 06/12/05                           1,908                   1,908
   Saturn Ventures
        2.806%, 08/08/05                           4,223                   4,223
   TIAA Real Estate, Ser 2003 1A, Cl A
        2.880%, 03/28/06                           2,932                   2,932
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
        3.040%, 06/15/05                           1,135                   1,135
                                                                   -------------
                                                                          47,885
                                                                   -------------

Total Asset-Backed Securities
   (Cost $49,691) ($ Thousands)                                           49,691
                                                                   -------------

COMMERCIAL PAPER (A) (E) -- 3.6%

FINANCIALS -- 3.6%
   Brahms Funding
        2.972%, 05/20/05                           7,089                   7,060
   Broadhollow Funding
        2.851%, 04/05/05                           3,860                   3,858
   CCN Independence IV
        2.880%, 01/17/06                             908                     908
   Capital One
        3.040%, 06/20/05                           1,816                   1,804
        3.017%, 06/07/05                           1,589                   1,580
        2.834%, 04/19/05                           1,295                   1,293
   Cobbler Funding
        3.073%, 06/28/05                             831                     825
   Eiffel Funding
        2.889%, 05/09/05                           1,135                   1,132
        2.741%, 04/08/05                           3,405                   3,404

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                         ($ Thousands)/Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Golden Fish
        2.651%, 04/04/05                   $       3,179           $       3,179
        2.621%, 04/08/05                           7,054                   7,050
   HSBC Finance
        2.714%, 04/20/05                           2,043                   2,040
   Liberty Harbour
        2.894%, 04/18/05                           3,408                   3,403
   Mitten
        2.803%, 04/14/05                           3,860                   3,856
        2.762%, 04/11/05                           2,270                   2,269
   Park Granada
        2.802%, 04/12/05                           3,587                   3,584
   Park Sienna
        2.880%, 04/01/05                           4,451                   4,451
   Rhineland Funding
        2.758%, 05/09/05                             908                     905
        2.757%, 05/03/05                           9,096                   9,074
        2.757%, 05/06/05                           1,215                   1,212
   SBC Communications
        2.878%, 05/04/05                           1,183                   1,180
        2.878%, 05/05/05                           3,360                   3,351
   Thornburg Mortgage Capital
        2.844%, 04/19/05                           4,175                   4,169
                                                                   -------------

Total Commercial Paper
   (Cost $71,587) ($ Thousands)                                           71,587
                                                                   -------------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (B)
        2.790%, 06/23/05                           1,300                   1,292
                                                                   -------------

TOTAL U.S. TREASURY OBLIGATION
   (Cost $1,292) ($ Thousands)                                             1,292
                                                                   -------------

CASH EQUIVALENT -- 8.1%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A (C)         160,082,965                 160,083
                                                                   -------------

Total Cash Equivalents
   (Cost $160,083) ($ Thousands)                                         160,083
                                                                   -------------

MASTER NOTES (E) -- 1.5%
   Bank of America Master Notes
     2.955%, 04/01/05                             11,352                  11,352
   Bear Stearns Master Notes
     3.050%,04/01/05                               4,541                   4,541
   Societe Generale Master Notes
     2.875%, 04/01/05                             13,622                  13,622
                                                                   -------------

Total Master Notes
   (Cost $29,515) ($ Thousands)                                           29,515
                                                                   -------------

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

S&P 500 INDEX FUND (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (E) (F) -- 0.5%
   U.S. Trust
        2.925%, 09/14/05                   $       4,540           $       4,540
   Washington Mutual Bank
        2.820%, 08/18/05                           4,541                   4,541
                                                                   -------------

Total Certificates of Deposit
   (Cost $9,081) ($ Thousands)                                             9,081
                                                                   -------------

REPURCHASE AGREEMENTS (E) (H)-- 1.5%
   Barclays Capital
     2.850%, dated 03/31/05,
     to be repurchased on 04/01/05,
     repurchase price $4,825,992
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $735,311-
     $4,262,389, 3.020%-3.410%,
     06/01/06-08/30/07; with
     total market value $4,922,146)                4,826                   4,826
   Deutsche Bank
     2.830%, dated 03/31/05,
     to be repurchased on 04/01/05,
     repurchase price 16,310,761
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $50,116-
     $5,993,645, 0.000%-7.500%,
     01/01/09-12/01/37; with total
     market value $16,635,668)                    16,309                  16,309
   Lehman Brothers
     2.800%, dated 03/31/05,
     to be repurchased on 04/01/05,
     repurchase price $8,673,297
     (collateralized by various
     U.S. GovernmentObligations,
     ranging in par value $411,609-
     $4,757,909, 1.750%-6.250%,
     09/15/06-02/01/11; with total
     market value $8,809,913)                      8,673                   8,673
                                                                   -------------

Total Repurchase Agreements
   (Cost $29,808) ($ Thousands)                                           29,808
                                                                   -------------

Total Investments -- 121.4%
   (Cost $1,771,900) ($ Thousands)                                     2,396,360
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (21.4)%
Collateral Payable upon Return on Securities Loaned                $   (278,752)
Payable for Investment Securities Purchased                            (150,187)
Payable for Fund Shares Redeemed                                         (1,896)
Administration Fees Payable                                                (348)
Shareholder Servicing Fees Payable                                         (346)
Investment Advisory Fees Payable                                            (47)
Other Assets and Liabilities, Net                                         9,677
                                                                   ------------
Total Other Assets & Liabilities                                       (421,899)
                                                                   ------------
Net Assets -- 100.0%                                               $  1,974,461
                                                                   ============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $  1,323,898
Undistributed net investment income                                         578
Accumulated net realized gain on investments and
   futures contracts                                                     25,620
Net unrealized appreciation on investments                              624,460
Net unrealized depreciation on futures contracts                            (95)
                                                                   ------------
Net Assets                                                         $  1,974,461
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($655,378,395 / 18,099,726 shares)                              $      36.21
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E
   ($1,307,630,694 / 36,010,321 shares)                            $      36.31
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($11,452,018 / 315,842 shares)                                  $      36.26
                                                                   ============

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31, 2005, is as follows (see note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                           Notional        Notional                   Unrealized
Contracts                      Cost           Value                 Depreciation
to Buy                ($ Thousands)   ($ Thousands)   Expiration   ($ Thousands)
--------------------------------------------------------------------------------
   233                $      13,887   $      13,792      6/17/05   $        (95)

* Non-income producing security.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Investment in Affiliated Registered Investment Company (see Note 3).
(D) This security or a partial position of this security is on loan at March 31, 2005 (see note 8). The total value of securities on loan at March 31, 2005 was $270,478 ($ Thousands).
(E) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of March 31, 2005 was $278,752 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.
(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Tri-Party Repurchase Agreements.
Cl -- Class
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

BOND INDEX FUND

March 31, 2005
--------------------------------------------------------------------------------

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

U.S. Government Mortgage-Backed Obligations                                35.3%
U.S. Treasury Obligations                                                  24.0%
U.S. Government Agency Obligations                                         11.5%
Financials                                                                  9.5%
Asset-Backed Securities                                                     4.5%
Yankee Bonds                                                                2.8%
Energy                                                                      1.8%
Telecommunications Services                                                 1.8%
Consumer Discretionary                                                      1.6%
Industrials                                                                 1.4%
Utilities                                                                   1.6%
Consumer Staples                                                            1.2%
Healthcare                                                                  1.0%
Materials                                                                   0.8%
Short-Term Investments                                                      0.7%
Information Technology                                                      0.3%
Municipal Bond                                                              0.2%

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 35.0%
   FHLMC
       10.500%, 12/01/17 to 06/01/19       $           3           $           3
        9.500%, 08/01/17 to 02/01/21                  10                      11
        9.000%, 07/01/09                               1                       1
        8.500%, 01/01/10                               9                      10
        8.000%, 01/01/11 to 08/01/30                  19                      19
        7.500%, 11/01/09 to 02/01/31                  80                      86
        7.000%, 11/01/07 to 04/01/32                 192                     205
        6.500%, 07/01/08 to 08/01/32                 538                     563
        6.000%, 11/01/13 to 04/01/33                 786                     804
        5.500%, 03/01/17 to 09/01/34               1,679                   1,691
        5.000%, 11/01/17 to 12/01/33               1,826                   1,809
        4.500%, 04/01/18 to 10/01/33               1,122                   1,094
        4.000%, 08/01/18 to 09/01/18                 388                     372
   FNMA
        9.500%, 02/01/21                               1                       1
        8.500%, 05/01/07 to 04/01/30                  26                      28
        8.000%, 08/01/07 to 02/01/30                  47                      52
        7.500%, 06/01/07 to 07/01/33                  87                      91
        7.000%, 02/01/08 to 05/01/32                 295                     315
        6.500%, 04/01/11 to 01/01/33                 666                     692
        6.000%, 12/01/08 to 09/01/34               1,575                   1,612
        5.500%, 12/01/13 to 11/01/34               3,139                   3,155
        5.000%, 11/01/17 to 12/01/34               2,586                   2,551
        4.500%, 04/01/18 to 10/01/33               1,130                   1,097
        4.000%, 09/01/18 to 10/01/18                 238                     228
   GNMA
       11.500%, 04/15/15                              15                      17
       10.000%, 09/15/18 to 02/20/21                   2                       3
        9.500%, 09/15/09 to 07/15/17                   6                       7
        9.000%, 11/15/19 to 09/15/25                  48                      52
        8.500%, 05/15/17 to 11/15/22                  31                      34
        8.000%, 10/15/07 to 03/15/30                  47                      50
        7.500%, 01/15/23 to 06/15/32                 100                     108
        7.000%, 12/15/27 to 04/15/31                 141                     148
        6.500%, 03/15/11 to 11/15/31                 258                     272

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
        6.000%, 04/15/17 to 11/15/33       $         466           $         478
        5.500%, 02/15/33 to 04/15/34                 684                     693
        5.000%, 05/15/18 to 10/15/33                 393                     388
        4.500%, 08/15/33                              25                      24
                                                                   -------------
Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $18,739) ($ Thousands)                                           18,764
                                                                   -------------

U.S. TREASURY OBLIGATIONS -- 23.8%
   U.S. Treasury Bonds
       12.000%, 08/15/13                             140                     175
       11.250%, 02/15/15                              55                      84
       10.375%, 11/15/12                             105                     122
        9.125%, 05/15/18                             205                     293
        8.875%, 02/15/19                             100                     142
        8.750%, 08/15/20                             175                     250
        8.500%, 02/15/20                             200                     278
        8.125%, 08/15/19                             100                     135
        8.000%, 11/15/21                             155                     210
        7.625%, 11/15/22 to 02/15/25                 175                     234
        7.500%, 11/15/16 to 11/15/24                 190                     246
        7.250%, 05/15/16                             100                     123
        7.125%, 02/15/23                             125                     158
        6.625%, 02/15/27                             100                     123
        6.500%, 11/15/26                              40                      49
        6.375%, 08/15/27                              85                     102
        6.250%, 08/15/23 to 05/15/30                 220                     258
        6.125%, 11/15/27 to 08/15/29                 170                     200
        6.000%, 02/15/26                             100                     114
        5.500%, 08/15/28                              80                      87
        5.375%, 02/15/31                              35                      38
        5.250%, 11/15/28 to 02/15/29                 240                     253
        3.000%, 02/15/08                             205                     200
   U.S. Treasury Notes
        7.000%, 07/15/06                             300                     313
        6.500%, 02/15/10                             155                     171
        6.250%, 02/15/07                             215                     225
        6.125%, 08/15/07                             400                     420
        6.000%, 08/15/09                             150                     161
        5.750%, 08/15/10                             215                     231
        5.625%, 05/15/08                             150                     157
        5.500%, 02/15/08 to 05/15/09                 410                     428
        5.000%, 02/15/11 to 08/15/11                 315                     327
        4.875%, 02/15/12                             180                     186
        4.750%, 11/15/08 to 05/15/14                 190                     194
        4.375%, 05/15/07 to 08/15/12                 280                     282
        4.250%, 08/15/13 to 11/15/14                 720                     708
        4.000%, 06/15/09 to 02/15/14                 395                     387
        3.875%, 05/15/09 to 02/15/13                 290                     284
        3.625%, 07/15/09 to 05/15/13                 325                     315
        3.500%, 11/15/06 to 12/15/09                 690                     677
        3.375%, 02/28/07                             400                     397

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

BOND INDEX FUND (Continued)

March 31, 2005
--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
U.S. Treasury Notes
        3.250%, 08/15/08 to 01/15/09       $         385           $         375
        3.125%, 01/31/07                             435                     430
        3.000%, 11/15/07 to 02/15/09                 425                     412
        2.750%, 07/31/06                             450                     445
        2.625%, 11/15/06 to 05/15/08                 465                     451
        2.500%, 09/30/06 to 10/31/06                 660                     648
        2.375%, 08/31/06                             275                     270
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $12,794) ($ Thousands)                                           12,768
                                                                   -------------

CORPORATE OBLIGATIONS -- 20.8%

CONSUMER DISCRETIONARY -- 1.5%
   Comcast Cable Communications
        6.750%, 01/30/11                              50                      54
   DaimlerChrysler
        7.450%, 03/01/27                              40                      43
   Ford Motor
        6.625%, 02/15/28                             125                     105
   General Motors
        6.750%, 05/01/28                             100                      75
   Hertz
        7.000%, 01/15/28                              50                      43
   May Department Stores
        3.950%, 07/15/07                             235                     232
   News America Holdings
        7.700%, 10/30/25                              75                      87
   Target
        7.000%, 07/15/31                              25                      30
   Time Warner
        6.950%, 01/15/28                             105                     114
                                                                   -------------
                                                                             783
                                                                   -------------

CONSUMER STAPLES -- 1.3%
   Coca-Cola Enterprises
        8.500%, 02/01/22                             100                     132
   Heinz
        6.625%, 07/15/11                              65                      71
   Kellogg, Ser B
        7.450%, 04/01/31                              40                      50
   Kraft Foods
        5.625%, 11/01/11                              80                      83
   Kroger
        8.050%, 02/01/10                              50                      56
   Procter & Gamble
        6.450%, 01/15/26                              40                      46
   Safeway
        6.500%, 11/15/08                             135                     142

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   Unilever Capital
        7.125%, 11/01/10                   $          50           $          56
   Wal-Mart Stores
        4.550%, 05/01/13                              75                      74
                                                                   -------------
                                                                             710
                                                                   -------------

ENERGY -- 1.7%
   Burlington Resources Finance
        5.600%, 12/01/06                             250                     255
   ConocoPhilips Petroleum
        6.650%, 07/15/18                             105                     118
   Devon Financing
        7.875%, 09/30/31                              25                      31
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                              60                      69
   Marathon Oil
        5.375%, 06/01/07                             100                     102
   Occidental Petroleum
        7.375%, 11/15/08                             200                     219
   Transocean
        6.625%, 04/15/11                             130                     142
                                                                   -------------
                                                                             936
                                                                   -------------

FINANCIALS -- 9.5%
   Abbey National PLC
        7.950%, 10/26/29                              35                      45
   Allstate
        7.200%, 12/01/09                              90                      99
        5.000%, 08/15/14                              40                      39
   Allstate Life Global
        4.250%, 02/26/10                             115                     113
   Bank of America
        7.800%, 09/15/16                              70                      84
   Bear Stearns
        7.625%, 12/07/09                             140                     157
   Boeing Capital
        6.500%, 02/15/12                             100                     108
   Citigroup
        4.250%, 07/29/09                             100                      98
   Credit Suisse First Boston USA
        6.125%, 11/15/11                             125                     133
   ERP Operating LP
        6.950%, 03/02/11                             120                     131
   European Investment Bank
        4.625%, 03/01/07                             150                     152
   General Electric Capital Services
        7.500%, 08/21/35                              25                      31
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                             100                     115
        5.450%, 01/15/13                              65                      67

--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   General Motors Acceptance
        8.000%, 11/01/31                   $          90           $          78
        5.850%, 01/14/09                             150                     139
   Goldman Sachs Group
        5.150%, 01/15/14                             155                     153
   Household Finance
        7.625%, 05/17/32 (B)                          60                      75
        6.400%, 06/17/08                             165                     174
   International Bank
        7.625%, 01/19/23                              55                      72
   JP Morgan Chase
        5.250%, 05/30/07                             125                     127
        5.250%, 05/01/15                             155                     154
   KFW International Finance
        4.750%, 01/24/07                             150                     152
   Korea Development Bank
        5.250%, 11/16/06                             200                     203
   Lehman Brothers Holdings
        7.875%, 08/15/10                             110                     125
   MBNA America Bank National
        6.625%, 06/15/12                             100                     108
   Merrill Lynch
        6.875%, 11/15/18                              50                      56
   Metlife
        6.125%, 12/01/11                             180                     192
   Morgan Stanley
        7.250%, 04/01/32                              45                      54
        6.875%, 03/01/07                             200                     210
   NB Capital Trust IV
        8.250%, 04/15/27                             125                     138
   National Rural Utilities MTN, Ser C
        7.250%, 03/01/12                             130                     147
   Pemex Master Trust
        7.875%, 02/01/09                             145                     157
   Royal Bank of Scotland
        4.700%, 07/03/18                             100                      94
   SLM MTN, Ser A
        5.000%, 10/01/13                             100                      99
   SMBC International Finance
        8.500%, 06/15/09                             100                     113
   Sanwa Finance Aruba
        8.350%, 07/15/09                             100                     113
   Simon Property Group+
        3.750%, 01/30/09                             100                      96
   Societe Generale
        7.400%, 06/01/06                             100                     104
   SunTrust Bank
        6.375%, 04/01/11                              50                      55
   Swiss Bank - New York
        7.000%, 10/15/15                             100                     115

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   US Bancorp MTN, Ser N
        5.100%, 07/15/07                   $         150           $         153
   Wachovia
        4.850%, 07/30/07                             125                     127
   Washington Mutual
        5.500%, 01/15/13                              75                      77
   Wells Fargo
        5.375%, 02/07/35                              50                      48
                                                                   -------------
                                                                           5,080
                                                                   -------------

HEALTH CARE -- 1.0%
   Abbott Laboratories
        5.625%, 07/01/06                             175                     178
   Boston Scientific
        5.450%, 06/15/14                              80                      82
   Bristol-Myers Squibb
        5.750%, 10/01/11                             100                     105
   Eli Lilly
        7.125%, 06/01/25                              30                      36
   Pharmacia
        6.500%, 12/01/18                              40                      45
   Wyeth
        5.500%, 03/15/13                              75                      76
                                                                   -------------
                                                                             522
                                                                   -------------

INDUSTRIALS -- 1.6%
   Honeywell International
        6.125%, 11/01/11                             100                     107
   Illinois Tool Works
        5.750%, 03/01/09                              50                      52
   Norfolk Southern
        9.000%, 03/01/21                              90                     121
   Northrop Grumman
        7.125%, 02/15/11                             115                     128
   PHH
        7.125%, 03/01/13                              50                      55
   Pulte Homes
        5.250%, 01/15/14                             105                     101
   Raytheon
        7.200%, 08/15/27                              50                      59
   Union Pacific
        6.625%, 02/01/29                              25                      27
   United Technologies
        7.125%, 11/15/10                              50                      56
   Viacom
        6.625%, 05/15/11                             130                     140
                                                                   -------------
                                                                             846
                                                                   -------------

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

BOND INDEX FUND (Continued)

March 31, 2005
--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.2%
   International Business Machines
        4.750%, 11/29/12                   $         125           $         125
                                                                   -------------

MATERIALS -- 0.8%
   Alcoa
        6.750%, 01/15/28                              50                      58
   Dow Chemical
        6.125%, 02/01/11                             100                     107
   E.I. du Pont de Nemours
        8.250%, 09/15/06                             100                     106
   International Paper
        5.500%, 01/15/14                              80                      81
   Weyerhaeuser
        7.125%, 07/15/23                              50                      57
                                                                   -------------
                                                                             409
                                                                   -------------

TELECOMMUNICATION SERVICES -- 1.8%
   AT&T Wireless Services
        8.750%, 03/01/31                              35                      46
   France Telecom
        8.750%, 03/01/31                              75                      99
   Koninklijke
        8.375%, 10/01/30                              35                      45
   Motorola
        8.000%, 11/01/11                              75                      87
   SBC Communications
        6.250%, 03/15/11                             170                     180
   Sprint Capital
        7.625%, 01/30/11                             185                     206
   TCI Communications
        8.750%, 08/01/15                             100                     125
   Verizon Global Funding
        7.750%, 12/01/30                              65                      79
        7.250%, 12/01/10                              65                      72
   Vodafone Group
        7.875%, 02/15/30                              20                      25
                                                                   -------------
                                                                             964
                                                                   -------------

UTILITIES -- 1.4%
   Cincinnati Gas & Electric
        5.700%, 09/15/12                             100                     104
   Duke Energy
        7.875%, 08/16/10                              50                      57
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                              50                      79
   MidAmerican Energy Holdings
        8.480%, 09/15/28                              70                      92

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   Niagara Mohawk Power
        7.750%, 05/15/06                   $         225           $         234
   Oncor Electric Delivery
        7.000%, 05/01/32                              75                      86
   Pacific Gas & Electric
        4.800%, 03/01/14                             100                      97
                                                                   -------------
                                                                             749
                                                                   -------------

Total Corporate Obligations
   (Cost $10,788) ($ Thousands)                                           11,124
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.3%
   FFCB
        3.375%, 07/15/08                             170                     165
   FHLB
        5.750%, 05/15/12                             125                     134
        4.500%, 09/16/13                             100                      98
        3.625%, 11/14/08                             100                      98
        3.375%, 02/03/07 to 09/14/07                 465                     459
        3.000%, 04/15/09                             160                     152
        2.875%, 09/15/06                             380                     375
   FHLMC
        6.875%, 09/15/10                             190                     211
        6.625%, 09/15/09                              60                      65
        6.375%, 08/01/11                              85                      87
        6.250%, 07/15/32                             145                     167
        5.750%, 04/15/08 to 01/15/12                 550                     579
        5.625%, 03/15/11                             100                     105
        5.500%, 03/01/35                             375                     377
        5.000%, 02/01/35                             200                     196
        4.875%, 03/15/07                             200                     203
        3.500%, 09/15/07                             215                     212
   FNMA
        7.125%, 06/15/10 to 01/15/30                 200                     239
        6.625%, 11/15/10                              50                      55
        6.125%, 03/15/12                             105                     114
        6.000%, 05/15/08                             230                     242
        5.250%, 06/15/06 to 01/15/09                 580                     593
        5.125%, 01/02/14                              45                      45
        5.000%, 01/15/07 to 04/01/35                 400                     403
        4.625%, 10/15/13                             125                     123
        4.250%, 07/15/07                             150                     150
        3.875%, 02/15/10                              65                      63
   FNMA (A)
        8.764%, 07/05/14                             415                     265

--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   TVA, Ser B
        6.000%, 03/15/13                   $         100           $         109
                                                                   -------------

Total U.S. Government Agency Obligations
   (Cost $6,021) ($ Thousands)                                             6,084
                                                                   -------------

ASSET-BACKED SECURITIES -- 4.5%

CREDIT CARDS -- 0.6%
   Citibank Credit Card Issuance Trust,
     Ser 2003-A7, Cl A7
        4.150%, 07/07/17                             100                      94
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                             200                     209
                                                                   -------------
                                                                             303
                                                                   -------------

FINANCIAL -- 0.7%
   Morgan Stanley Dean Witter Capital,
     Ser 2002-TOP7, Cl A2
        5.980%, 01/15/39                             175                     186
   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2,  Cl A2
        4.920%, 03/12/35                             200                     199
                                                                   -------------
                                                                             385
                                                                   -------------

MORTGAGE RELATED SECURITIES -- 3.2%
   Ameriquest Mortgage Securities,
     Ser 2003-6, Cl AF4
        4.329%, 08/25/33                             150                     150
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
        7.080%, 07/15/31                             200                     218
   CSFB Mortgage, Ser 1999-C1, Cl A2
        7.290%, 09/15/41                             250                     273
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                             200                     211
   GE Capital Mortgage, Ser 2000-1, Cl A2
        6.496%, 01/15/33                             175                     189
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                             125                     132
   JPMorgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                             200                     221
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                             150                     157

--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                         ($ Thousands)/Shares           ($ Thousands)
--------------------------------------------------------------------------------
   UBS Commercial Mortage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                   $         150           $         159
                                                                   -------------
                                                                           1,710
                                                                   -------------

Total Asset-Backed Securities
   (Cost $2,352) ($ Thousands)                                             2,398
                                                                   -------------

YANKEE BONDS -- 2.8%

   AXA
        8.600%, 12/15/30                              25                      33
   Government of Canada
        5.250%, 11/05/08                             135                     139
   Hellenic Republic of Greece
        6.950%, 03/04/08                             165                     177
   International Bank
        8.250%, 09/01/16                             125                     160
   Ontario Province
        3.375%, 01/15/08                             215                     210
   Province of Manitoba
        5.500%, 10/01/08                             100                     103
   Province of Nova Scotia
        5.750%, 02/27/12                             100                     106
   Republic of Italy
        4.375%, 06/15/13                             150                     147
   Telecom Italia Capital
        6.375%, 11/15/33                              45                      46
   United Mexican States
        8.375%, 01/14/11                             100                     114
        8.125%, 12/30/19                              75                      86
        7.500%, 01/14/12                             160                     177
                                                                   -------------

Total Yankee Bonds
   (Cost $1,488) ($ Thousands)                                             1,498
                                                                   -------------

Municipal Bond -- 0.2%
   Illinois State, GO
    5.100%, 06/01/33                                 120                     114
                                                                   -------------

Total Municipal Bond
   (Cost $110) ($ Thousands)                                                 114
                                                                   -------------

Cash Equivalent -- 0.7%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A (C)             357,256                     357
                                                                   -------------

Total Cash Equivalent
   (Cost $357) ($ Thousands)                                                 357
                                                                   -------------

Total Investments -- 99.1%
   (Cost $52,649) ($ Thousands)                                           53,107
                                                                   -------------

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

BOND INDEX FUND (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Income Distributions Payable                                       $       (102)
Administration Fees Payable                                                 (17)
Payable for Fund Shares Redeemed                                             (8)
Investment Advisory Fees Payable                                             (3)
Other Assets and Liabilities, Net                                           629
                                                                   ------------
Total Other Assets & Liabilities                                            499
                                                                   ------------
Net Assets -- 100.0%                                               $     53,606
                                                                   ============

NET ASSETS:

Paid-in-Capital (unlimited authorization -- no par value)          $     52,864
Accumulated net realized gain on investments                                284
Net unrealized appreciation on investments                                  458
                                                                   ------------
Net Assets                                                         $     53,606
                                                                   ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($53,605,573 / 5,063,111 shares)                                $      10.59
                                                                   ============

+ Real Estate Investment Trust
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TVA -- Tennessee Valley Authority
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Investment in Affiliated Registered Investment Company (see Note 3).

The accompanying notes are an integral part of the financial statements.











--------------------------------------------------------------------------------
18                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                   S&P 500             BOND
                                                                                     INDEX            INDEX
                                                                                      FUND             FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                     $  35,682        $      --
   Interest from Affiliated Investment Companies(1)                                    240               14
   Interest                                                                             23            2,917
   Income from Securities Lending                                                      123               --
-------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                          36,068            2,931
-------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                               3,779              221
   Investment Advisory Fees                                                            515               44
   Shareholder Servicing Fees -- Class A Shares                                      1,008              158
   Shareholder Servicing Fees -- Class E Shares                                      2,591               --
   Shareholder Servicing Fees -- Class I Shares                                         23               --
   Administrative Servicing Fees -- Class I Shares                                      23               --
   Trustee Fees                                                                         23                1
   Custodian/Wire Agent Fees                                                            94                3
   Registration Fees                                                                    68                3
   Printing Fees                                                                        67                2
   Licensing Fees                                                                       67               --
   Professional Fees                                                                    64                2
   Proxy Expenses                                                                       42                2
   Other Expenses                                                                       98                4
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    8,462              440
-------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                              (473)             (41)
     Shareholder Servicing Fees -- Class A Shares                                       --             (158)
     Shareholder Servicing Fees -- Class E Shares                                   (2,591)              --
     Shareholder Servicing Fees -- Class I Shares                                       (9)              --
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                      5,389              241
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               30,679            2,690
-------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain on Investments                                                 49,439              840
   Net Realized Gain on Futures Contracts                                              622               --
   Net Change in Unrealized Appreciation (Depreciation) on Investments              34,498           (3,296)
   Net Change in Unrealized Appreciation on Futures Contracts                           26               --
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 115,264        $     234
-------------------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.










--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              19

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,
--------------------------------------------------------------------------------

                                                            S&P 500 INDEX FUND                  BOND INDEX FUND
----------------------------------------------------------------------------------------------------------------------
                                                              2005              2004            2005            2004
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   30,679        $   20,944        $  2,690        $  3,401
   Net Realized Gain from Investment Transactions
     and Futures Contracts                                  50,061             6,215             840             825
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                   34,524           404,329          (3,296)           (256)
----------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                       115,264           431,488             234           3,970
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                              (10,876)          (10,263)         (2,782)         (3,625)
     CLASS E:                                              (19,191)          (15,478)             --              --
     CLASS I:                                                 (131)              (46)             --              --
   Net Realized Gains:
     CLASS A:                                                 (582)               --            (692)           (198)
     CLASS E:                                                 (983)               --              --              --
     CLASS I:                                                   (8)               --              --              --
----------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (31,771)          (25,787)         (3,474)         (3,823)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                             144,323           184,481          33,693          38,005
   Reinvestment of Dividends & Distributions                10,798             9,566           1,904           1,681
   Cost of Shares Redeemed                                (215,278)         (201,396)        (54,279)        (46,609)
----------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class A Transactions                             (60,157)           (7,349)        (18,682)         (6,923)
----------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             569,754           235,031              --              --
   Reinvestment of Dividends & Distributions                16,617            11,680              --              --
   Cost of Shares Redeemed                                (237,002)         (368,471)             --              --
----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class E Transactions                             349,369          (121,760)             --              --
----------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                               7,237             5,958              --              --
   Reinvestment of Dividends & Distributions                   139                46              --              --
   Cost of Shares Redeemed                                  (2,653)           (2,055)             --              --
----------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                               4,723             3,949              --              --
----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                       293,935          (125,160)        (18,682)         (6,923)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   377,428           280,541         (21,922)         (6,776)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                     1,597,033         1,316,492          75,528          82,304
----------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                          $1,974,461        $1,597,033        $ 53,606        $ 75,528
----------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                  $      578        $       97        $     --        $      1
----------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 Net Realized
                                                          and                                      Distributions
                 Net Asset                         Unrealized                       Dividends               from              Total
                    Value,             Net              Gains           Total        from Net           Realized          Dividends
                 Beginning      Investment           (Losses)            from      Investment            Capital                and
                 of Period          Income      on Securities      Operations          Income              Gains      Distributions
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2005             $34.66           $0.59*            $ 1.57*        $  2.16          $(0.58)            $(0.03)            $(0.61)
   2004              26.18            0.42*              8.58*           9.00           (0.52)                --              (0.52)
   2003              35.39            0.38              (9.21)          (8.83)          (0.38)                --              (0.38)
   2002              35.88            0.36              (0.46)          (0.10)          (0.39)                --              (0.39)
   2001              46.42            0.37             (10.55)         (10.18)          (0.36)                --              (0.36)
   CLASS E
   2005             $34.76           $0.66*            $ 1.55*        $  2.21          $(0.63)            $(0.03)            $(0.66)
   2004              26.26            0.47*              8.61*           9.08           (0.58)                --              (0.58)
   2003              35.49            0.44              (9.25)          (8.81)          (0.42)                --              (0.42)
   2002              35.97            0.43              (0.46)          (0.03)          (0.45)                --              (0.45)
   2001              46.54            0.44             (10.59)         (10.15)          (0.42)                --              (0.42)
   CLASS I
   2005             $34.72           $0.51*            $ 1.56*        $  2.07          $(0.50)            $(0.03)            $(0.53)
   2004              26.22            0.34*              8.60*           8.94           (0.44)                --              (0.44)
   2003 (2)          30.63            0.33              (4.46)          (4.13)          (0.28)                --              (0.28)
BOND INDEX FUND
   CLASS A
   2005             $11.12           $0.46*            $(0.39)*       $  0.07          $(0.47)            $(0.13)            $(0.60)
   2004              11.11            0.46*              0.07*           0.53           (0.49)             (0.03)             (0.52)
   2003              10.51            0.55               0.60            1.15           (0.55)                --              (0.55)
   2002              10.63            0.62              (0.12)           0.50           (0.62)                --              (0.62)
   2001              10.10            0.64               0.53            1.17           (0.64)                --              (0.64)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of
                                                                                     Ratio of Net         Expenses
                                                                  Ratio of Net         Investment       to Average
                  Net Asset                        Net Assets         Expenses             Income       Net Assets       Portfolio
                 Value, End          Total      End of Period       to Average         to Average      (Excluding)        Turnover
                  of Period      Return(1)       ($Thousands)       Net Assets         Net Assets         Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2005             $ 36.21           6.25%        $  655,378             0.40%              1.67%            0.43%             11%
   2004               34.66          34.62            686,129             0.40               1.33             0.43               7
   2003               26.18         (25.06)           524,554             0.40               1.33             0.43               7
   2002               35.39          (0.26)           815,354             0.40               0.99             0.43               9
   2001               35.88         (22.07)           962,678             0.40               0.88             0.43              12
   CLASS E
   2005             $ 36.31           6.39%        $1,307,631             0.25%              1.86%            0.53%             11%
   2004               34.76          34.83            904,534             0.25               1.47             0.53               7
   2003               26.26         (24.92)           790,231             0.25               1.48             0.53               7
   2002               35.49          (0.07)         1,194,588             0.25               1.14             0.53               9
   2001               35.97         (21.97)         1,593,253             0.25               1.03             0.53              12
   CLASS I
   2005             $ 36.26           5.97%        $   11,452             0.65%              1.44%            0.78%             11%
   2004               34.72          34.28              6,370             0.65               1.06             0.78               7
   2003 (2)           26.22         (13.53)             1,707             0.65               1.17             0.78               7
BOND INDEX FUND
   CLASS A
   2005             $ 10.59           0.72%        $   53,606             0.38%              4.24%            0.69%             55%
   2004               11.12           4.88             75,528             0.38               4.15             0.70              54
   2003               11.11          11.17             82,304             0.38               4.92             0.70              54
   2002               10.51           4.77             55,345             0.38               5.81             0.70              77
   2001               10.63          12.03             59,855             0.38               6.24             0.70              29

 * Per share amounts calculated using average shares method.
(1) Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              21

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (each a "Fund" and together the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
22                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in TBA ("to be announced") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. As of March 31, 2005, the Funds did not have any TBA securities.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the total notional value.

In addition, the Fund pledged securities as collateral for the open futures contracts and such securities have been segregated on the Fund's books.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement under which the Administrator provides administrative services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

      S&P 500 Index Fund                           .22%
      Bond Index Fund                              .35%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

--------------------------------------------------------------------------------
                    S&P 500 Index Fund          Bond Index Fund
--------------------------------------------------------------------------------
      Class A              .40%                      .38%
      Class E              .25%                       --
      Class I              .65%                       --

Extraordinary expenses are not included within this expense cap. Therefore, during the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

Certain officers and Trustees of the Trust are also officers of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that pro-

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              23

--------------------------------------------------------------------------------

March 31, 2005

vide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                            Shareholder               Administrative
                           servicing fees              service fees
--------------------------------------------------------------------------------
S&P 500 Index Fund
      Class A                   .15%                        --
      Class E                   .25%                        --
      Class I                   .25%                       .25%
Bond Index Fund
      Class A                   .25%                        --

The Distributor may voluntarily waive all or any portion of its fees from time to time.

For the year ended March 31, 2005, the Distributor retained 100% of both shareholder servicing fees less the waiver and Administrative servicing fees.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998 and amended November 1, 2004, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the Funds. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% and 0.07% of the average daily net assets of the S&P 500 Index and Bond Index Funds, respectively. Barclay Global Fund Advisors (BGI) serves as the sub-adviser for the S&P 500 Index Fund under an amended and restated sub-advisory agreement with the Trust and SIMC dated January 10, 2002. Standish Mellon Asset Management LLC serves as the Sub-Adviser of the Bond Index Fund under a sub-advisory agreement dated November 1, 2004.

OTHER -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the Year ended March 31, (Unless otherwise indicated)
--------------------------------------------------------------------------------


                                                        S&P 500 INDEX FUND              BOND INDEX FUND
------------------------------------------------------------------------------------------------------------
                                                        2005            2004           2005           2004
------------------------------------------------------------------------------------------------------------
CLASS A:
      Shares Issued                                    4,111           5,814          3,126          3,452
      Shares Issued in Lieu of Cash Distributions        300             307            176            153
      Shares Redeemed                                 (6,105)         (6,361)        (5,032)        (4,217)
------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                         (1,694)           (240)        (1,730)          (612)
============================================================================================================
CLASS E:
      Shares Issued                                   16,195           7,231             --             --
      Shares Issued in Lieu of Cash Distributions        459             377             --             --
      Shares Redeemed                                 (6,666)        (11,681)            --             --
------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                          9,988          (4,073)            --             --
============================================================================================================
CLASS I:
      Shares Issued                                      204             180             --             --
      Shares Issued in Lieu of Cash Distributions          4               1             --             --
      Shares Redeemed                                    (76)            (64)            --             --
------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                            132             117             --             --
============================================================================================================
   Net Increase (Decrease) in Capital Shares           8,426          (4,196)        (1,730)          (612)
============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the year ended March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                 U.S.
                           Government
                           Securities               Other               Total
                        ($ Thousands)       ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                     $    --            $479,725            $479,725
Sales                              --             183,213             183,213
BOND INDEX FUND
Purchases                      27,503               6,397              33,900
Sales                          40,520              14,752              55,272

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes recognized by rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2005 is as follows:

--------------------------------------------------------------------------------
                                                               % of
                                                               Fund
        Moody's                                               Value
--------------------------------------------------------------------------------
   U.S. Government Securities                                 70.77%
   Cash Equivalents                                            0.67
   Other Bonds
     Aaa                                                       6.09
     Aa                                                        5.57
     A                                                         7.98
     Baa                                                       8.92
                                                             ------
   Total                                                     100.00%
                                                             ======

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, have been reclassified to/from the following accounts as of March 31, 2005 ($ Thousands):

--------------------------------------------------------------------------------
                        Undistributed         Accumulated
                       Net Investment            Realized            Paid-in-
                        Income/(Loss)         Gain/(Loss)             Capital
--------------------------------------------------------------------------------
Bond Index Fund                   $91               $(91)                 $--

The tax character of dividends and distributions declared during the years ended March 31, 2005 and March 31, 2004 were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                    S&P 500 Index Fund          Bond Index Fund
                                    2005          2004        2005         2004
--------------------------------------------------------------------------------
Ordinary Income                  $30,198       $25,787      $2,807       $3,625
Long-term capital gain             1,573            --         667          198
                                 -------       -------      ------       ------
Totals                           $31,771       $25,787      $3,474       $3,823
                                 =======       =======      ======       ======

As of March 31, 2005, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                  S&P 500                Bond
                                               Index Fund          Index Fund
--------------------------------------------------------------------------------
Undistributed ordinary income                    $  2,026               $ 205
Undistributed long-term capital gain               43,058                 289
Unrealized appreciation                           605,479                 453
Other temporary differences                            --                (205)
                                                 --------               -----
Total Distributable Earnings                     $650,563               $ 742
                                                 ========               =====

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              25

--------------------------------------------------------------------------------

March 31, 2005

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the year ended March 31, 2005, the S&P 500 Index Fund utilized capital loss carryforwards of $8,211,192.

At March 31, 2005, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                     Aggregate      Aggregate
                                         Gross          Gross              Net
                        Federal     Unrealized     Unrealized       Unrealized
                       Tax Cost   Appreciation   Depreciation     Appreciation
                  ($ Thousands)  ($ Thousands)  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index
  Fund               $1,790,881       $742,667     $(137,188)         $605,479
Bond Index Fund          52,654          1,046          (593)              453

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. SECURITIES LENDING

Each Fund, along with other funds in the SEI family of funds, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Investment Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, a Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The S&P 500 Index Fund received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the statement of net assets.

--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING      ENDING                     EXPENSES
                           ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                            VALUE         VALUE        EXPENSE       DURING
                           9/30/04       3/31/05        RATIOS      PERIOD*
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A                 $1,000.00     $1,066.40         0.40%      $2.06
  Class E                  1,000.00      1,067.40         0.25%       1.29
  Class I                  1,000.00      1,065.20         0.65%       3.35

HYPOTHETICAL 5% RETURN
  Class A                 $1,000.00     $1,022.94         0.40%      $2.02
  Class E                  1,000.00      1,023.68         0.25%       1.26
  Class I                  1,000.00      1,021.69         0.65%       3.28



                          BEGINNING      ENDING                     EXPENSES
                           ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                            VALUE         VALUE        EXPENSE       DURING
                           9/30/04       3/31/05        RATIOS      PERIOD*
--------------------------------------------------------------------------------
BOND INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A                 $1,000.00     $1,002.40        0.38%       $1.90

HYPOTHETICAL 5% RETURN
  Class A                 $1,000.00     $1,023.04        0.38%       $1.92

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              27

--------------------------------------------------------------------------------

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE
ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The SEI Index Funds (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage a portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board of Trustees calls and holds a meeting each year that is dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and the adviser and the adviser and the sub-advisers with respect to existing Funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the adviser and the sub-advisers, including information about the adviser's and the sub-advisers' affiliates, personnel and operations.

The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel regarding the responsibilities of Trustees for the approval of investment advisory contracts.

Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of the adviser and the sub-advisers.

Specifically, the Board requested and received written materials from the adviser and each sub-adviser about: (a) the quality of the adviser's and sub-advisers' investment management and other services; (b) the adviser's and sub-advisers' investment management personnel; (c) the adviser's and sub-advisers' operations and financial condition; (d) the adviser's and sub-advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the adviser and each sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the adviser's and each subadviser's profitability from its Fund-related operations; (h) the adviser's and sub-advisers' compliance systems; (i) the adviser's and sub-advisers' policies on and compliance procedures for personal securities transactions; (j) the adviser's and sub-advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005, December 9, 2004 and September 15, 2004 meetings of the Board of Trustees, the Trustees, including a majority of Independent Trustees, approved the Investment Advisory Agreements and approved the selection of the adviser and the sub-advisers for the Funds. This approval was based on consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of the adviser and the sub-advisers and their affiliates dedicated to the Funds;

--------------------------------------------------------------------------------
28                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement, how those expenses compared to those of other comparable mutual funds;

o the profitability of the adviser and the sub-advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to the adviser and the sub-advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by the adviser and the sub-advisers to the Funds and the resources of the adviser and the sub-advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the adviser's and the sub-advisers' personnel, experience, track record and compliance program.

Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the adviser and the sub-advisers to the Funds and the resources of the adviser and the sub-advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends.

As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both risk and shareholder risk expectations for a given Fund.

Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of the adviser's voluntary waiver of management and other fees and the sub-advisers' fees to prevent total Fund expenses from exceeding a specified cap and that the adviser and the sub-advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to the adviser and the sub-advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the adviser and the sub-advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of is full deliberations, the profitability of the adviser and the sub-advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the adviser and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information that was all important or controlling. Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              29

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 26, 2005.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                          AND          PRINCIPAL                        IN FUND
       NAME            POSITION(S)     LENGTH OF     OCCUPATION(S)                      COMPLEX            OTHER DIRECTORSHIPS
     ADDRESS,           HELD WITH        TIME         DURING PAST                       OVERSEEN                 HELD BY
     AND AGE              TRUSTS        SERVED 1      FIVE YEARS                      BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Robert A. Nesher         Chairman      since 1982    Currently performs various              70      Trustee of The Advisors' Inner
One Freedom               of the                     services on behalf of SEI                       Circle Fund, The Advisors'
Valley Drive,            Board of                    Investments for which Mr.                       Inner Circle Fund II, Bishop
Oaks, PA 19456           Trustees*                   Nesher is compensated.                          Street Funds, The MDL Fund;
58 yrs. old                                                                                          Director of SEI Global Master
                                                                                                     Fund, plc, SEI Global Assets
                                                                                                     Fund, plc, SEI Global
                                                                                                     Investments Fund, plc, SEI
                                                                                                     Investments Global, Limited,
                                                                                                     SEI Investments -- Global Fund
                                                                                                     Services, Limited, SEI
                                                                                                     Investments (Europe), Limited,
                                                                                                     SEI Investments -- Unit Trust
                                                                                                     Management (UK), Limited, SEI
                                                                                                     Global Nominee Ltd., SEI
                                                                                                     Absolute Return Master Fund,
                                                                                                     L.P., SEI Absolute Return
                                                                                                     Fund, L.P., SEI Opportunity
                                                                                                     Master Fund, L.P., and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*      since 1982    Self-employed consultant since 2003.    70      Trustee of The Advisors' Inner
1701 Market Street                                   Partner, Morgan, Lewis & Bockius                Circle Fund, The Advisors'
Philadelphia, PA                                     LLP (law firm) from 1976 to 2003,               Inner Circle Fund II, The MDL
19103                                                counsel to the Trust, SEI Invest-               Funds: Director of SEI
65 yrs. old                                          ments, SIMC, the Administrator                  Investments since 1974.
                                                     and the Distributor. Secretary                  Director of the Distributor
                                                     of SEI Investments since 1978.                  since 2003. Director of SEI
                                                                                                     Investments -- Global Fund
                                                                                                     Services, Limited, SEI
                                                                                                     Investments Global, Limited,
                                                                                                     SEI Investments (Europe),
                                                                                                     Limited, SEI Investments
                                                                                                     (Asia), Limited and SEI Asset
                                                                                                     Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
F. Wendell Gooch          Trustee      since 1982    Retired                                 70      Trustee of STI Classic Funds
One Freedom                                                                                          and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee      since 1994    Attorney, solo practitioner since       70      Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                    Circle Fund, The Advisors'
Valley Drive,                                        & Rhoads, September 1987-                       Inner Circle Fund II, The MDL
Oaks, PA 19456                                       December 1993.                                  Funds, Massachusetts Health
74 yrs. old                                                                                          and Education Tax-Exempt
                                                                                                     Trust and U.S. Charitable
                                                                                                     Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
 SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
30                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                         TERM OF                                          PORTFOLIOS
                                         OFFICE                                            IN FUND
                                           AND                   PRINCIPAL                 COMPLEX
        NAME           POSITION(S)      LENGTH OF              OCCUPATION(S)               OVERSEEN        OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH         TIME                  DURING PAST                   BY                 HELD BY
       AND AGE            TRUSTS         SERVED 1                FIVE YEARS                TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES (CONTINUED)

George J. Sullivan,Jr.     Trustee     since 1996    Self-Employed Consultant, Newfound        70    Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.              Circle Fund, The Advisors'
Valley Drive                                                                                         Inner Circle Fund II, The
Oaks, PA 19456                                                                                       MDL Funds, State Street
62 yrs. old                                                                                          Navigator Securities Lending
                                                                                                     Trust, SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI Absolute
                                                                                                     Return Fund, L.P., SEI
                                                                                                     Opportunity Master Fund, L.P.,
                                                                                                     and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco       Trustee       since 1999    Director, Governor's Office of Health     70    Director, Sonoco, Inc.;
One Freedom                                          Care Reform, Commonwealth of                    Director, Exelon Corporation;
Valley Drive                                         Pennsylvania since 2003. Founder and            Trustee, Pennsylvania Real
Oaks, PA 19456                                       Principal, Grecoventures Ltd. from              Estate Investment Trust.
59 yrs. old                                          1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy             Trustee       since 2003    Managing Partner, Cue Capital since       70    SEI Absolute Return Master
One Freedom                                          March 2002, Managing Partner and                Fund, L.P., SEI Absolute Return
Valley Drive,                                        Head of Sales, Investorforce, March             Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       2000-December 2001; Global Partner              Master Fund, L.P., and SEI
47 yrs. old                                          working for the CEO, Invesco Capital,           Opportunity Fund, L.P.
                                                     January 1998-January 2000. Head of
                                                     Sales and Client Services, Chancellor
                                                     Capital and later LGT Asset
                                                     Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams        Trustee       since 2004    Vice President and Chief Investment       70                N/A
One Freedom                                          Officer, J. Paul Getty Trust, Non-Profit
Valley Drive,                                        Foundation for Visual Arts, since
Oaks, PA 19456                                       December 2002. President, Harbor
57 yrs. old                                          Capital Advisors and Harbor Mutual
                                                     Funds, 2000-2002. Manager, Pension
                                                     Asset Management, Ford Motor Company,
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Edward D. Loughlin      President      since 1982    Executive Vice President, Enterprise     N/A                N/A
One Freedom               & CEO                      Division of SEI Investments since 1993.
Valley Drive,                                        Director and President of SIMC since
Oaks, PA 19456                                       2004. Chief Executive Officer of the
54 yrs. old                                          Administrator and Director of the
                                                     Distributor since 2003. Executive
                                                     Vice President of SIMC, 1999-2004.
                                                     Executive Vice President of the
                                                     Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.      Controller and   since 2003    Director, Fund Accounting and            N/A                N/A
Rodriguez                 Chief                      Administration, SEI Investments Global
One Freedom             Financial                    Funds Services since September 2002
Valley Drive,            Officer                     (and 1997-2002); Vice President, Fund
Oaks, PA 19456                                       Administration, BlackRock Financial
43 yrs. old                                          Management, April 2002 to September
                                                     2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice        since 2002    General Counsel and Secretary of SIMC    N/A                N/A
One Freedom             President                    and the Administrator since 2004.
Valley Drive               and                       Vice President and Assistant Secretary
Oaks, PA 19456          Secretary                    of SEI Investments since 2001. Vice
37 yrs. old                                          President of SIMC and the Administrator
                                                     since 1999. Assistant Secretary of
                                                     SIMC, the Administrator and
                                                     the Distributor and Vice
                                                     President of the
                                                     Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              31

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                           NUMBER OF
                                         OFFICE                                           PORTFOLIOS
                                           AND                     PRINCIPAL                IN FUND
        NAME           POSITION(S)      LENGTH OF                OCCUPATION(S)              COMPLEX       OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH         TIME                    DURING PAST              OVERSEEN             HELD BY
       AND AGE            TRUSTS         SERVED 1                 FIVE YEARS              BY TRUSTEE 2          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Sofia A. Rosala           Vice         since 2004    Compliance Officer of SEI Investments     N/A                N/A
One Freedom             President                    since September 2001. Account and
Valley Drive               and                       Product Consultant, SEI Private Trust
Oaks, PA 19456          Assistant                    Company, 1998-2001.
31 yrs. old             Secretary
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson       Vice         since 2004    Joined SEI Investments in August 2004.    N/A                N/A
One Freedom             President                    General Counsel, Citco Mutual Fund
Valley Drive               and                       Services, 2003-2004. Vice President
Oaks, PA 19456          Assistant                    and Associate Counsel, Oppenheimer
41 yrs. old             Secretary                    Funds, 2001-2003. Vice President and
                                                     Assistant Counsel, Oppenheimer Funds,
                                                     1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice        since 2004    Director of Portfolio Implementations     N/A                N/A
One Freedom             President                    for SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
42 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III      Chief        since 2004    Chief Compliance Officer and Assistant    N/A                N/A
One Freedom            Compliance                    Secretary of SIMC since March
Valley Drive             Officer                     2004. First Vice President, Merrill
Oaks, PA 19456                                       Lynch Investment Managers
40 yrs. old                                          (Americas) from 2003-2004. Director,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 2001-2002. Vice President,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye              Vice         since 2005    Joined SEI Investments in October         N/A                N/A
One Freedom             President                    2004. Vice President, Deutsche
Valley Drive               and                       Asset Management (2003-2004).
Oaks, PA 19456          Assistant                    Associate, Morgan, Lewis & Bockius LLP
36 yrs. old             Secretary                    (2000-2003). Assistant Vice President,
                                                     ING Variable Annuities Group
                                                     (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang           Vice         since 2005    Joined SEI Investments in January 2005.   N/A                N/A
One Freedom             President                    Counsel, Caledonian Bank & Trust's
Valley Drive               and                       Mutual Funds Group (2004). Counsel,
Oaks, PA 19456          Assistant                    Permal Asset Management (2001-2004).
32 yrs. old             Secretary                    Associate, Schulte, Roth & Zabel's
                                                     Investment Management Group
                                                     (2000-2001). Staff Attorney, U.S. SEC's
                                                     Division of Enforcement, Northeast
                                                     Regional Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
Nicole Alexander       Anti-Money      since 2005    Joined SEI Investments in January 2005.   N/A                N/A
One Freedom            Laundering                    Compliance Analyst, TD Waterhouse
Valley Drive           Compliance                    (2004). Senior Compliance Analyst,
Oaks, PA 19456           Officer                     UBS Financial Services (2002-2004).
27 yrs. old                                          Knowledge Management Analyst,
                                                     PriceWaterhouseCoopers Consulting
                                                     (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
 SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
32                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (Unaudited)

FOR SHAREHOLDERS THAT DO NOT HAVE A MARCH 31, 2005 TAXABLE YEAR END, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY. For shareholders with a March 31, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2005 the Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                                   (B)
                            (A)                 ORDINARY
                      LONG TERM (15%)            INCOME              TOTAL
                       CAPITAL GAINS          DISTRIBUTIONS      DISTRIBUTIONS
FUND                   DISTRIBUTIONS           (TAX BASIS)        (TAX BASIS)
----------            ----------------       ---------------    --------------
S&P 500 Index                4.29%                95.71%            100.00%
Bond Index (2)              18.64%                81.36%            100.00%

                                                                      (D)
                            (C)                   U.S.            QUALIFYING
                        QUALIFYING             GOVERNMENT          DIVIDEND
FUND                   DIVIDENDS(1)           INTEREST(4)          INCOME(3)
----------            ----------------       ---------------    --------------
S&P 500 Index              100.00%                 0.07%            100.00%
Bond Index                   0.00%                18.47%              0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index Fund satisfies CA, CT and NY's statutory requirements to pass through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective states' income tax purposes.
(3) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). General interest from direct U.S. Government obligations is exempt from state income tax.

Items (A) and (B) are based on the percentage of each Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income of the Fund.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              33

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (Unaudited)

At a special meeting held on October 27, 2004, the shareholders of the Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:           To elect Trustees of the Trust

                                                            % OF
                          NUMBER OF                     OUTSTANDING                       % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
Rosemarie B. Greco

Affirmative             31,338,672.958                        60.229%                           99.448%
Withhold                   173,910.288                          .334%                             .552%

TOTAL                   31,512,583.246                        60.563%                          100.000%

Nina Lesavoy

Affirmative             31,340,332.958                        60.232%                           99.453%
Withhold                   172,250.288                          .331%                             .547%

TOTAL                   31,512,583.246                        60.563%                          100.000%

James M. Williams

Affirmative             31,341,757.958                        60.234%                           99.458%
Withhold                   170,825.288                          .329%                             .542%

TOTAL                   31,512,583.246                        60.563%                          100.000%

PROPOSAL 2: To approve a "manager of managers" structure for the Bond Index Fund.

Affirmative              3,355,523.457                        53.938%                           68.217%
Against                  1,250,834.000                        20.107%                           25.429%
Abstain                     15,791.000                          .254%                             .321%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

PROPOSAL 3: To approve SIMC as investment adviser for the Bond Index Fund and to approve an investment advisory agreement with SIMC and the Bond Index Fund.

Affirmative              3,966,118.457                        63.753%                           80.630%
Against                    639,994.000                        10.288%                           13.011%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

PROPOSAL 4: To approve eliminating or reclassifying certain fundamental policies and restrictions for the Funds.

S&P 500 INDEX FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             24,471,554.279                        53.417%                           89.985%
Against                     87,174.000                          .191%                             .320%
Abstain                    145,571.000                          .317%                             .536%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

--------------------------------------------------------------------------------
34                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

                                                            % OF
                          NUMBER OF                     OUTSTANDING                      % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
4(b) Fundamental Policy Regarding Concentration

Affirmative             24,465,685.279                        53.405%                           89.963%
Against                     92,324.000                          .201%                             .339%
Abstain                    146,290.000                          .319%                             .538%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative             24,359,925.279                        53.174%                           89.574%
Against                    195,758.000                          .427%                             .720%
Abstain                    148,616.000                          .324%                             .546%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             24,362,080.279                        53.178%                           89.582%
Against                    194,768.000                          .426%                             .716%
Abstain                    147,451.000                          .321%                             .542%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             24,363,419.279                        53.181%                           89.587%
Against                    192,707.000                          .421%                             .709%
Abstain                    148,173.000                          .323%                             .544%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             24,461,585.279                        53.396%                           89.948%
Against                     95,378.000                          .208%                             .351%
Abstain                    147,336.000                          .321%                             .541%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             24,460,221.952                        53.393%                           89.943%
Against                     96,964.327                          .211%                             .356%
Abstain                    147,113.000                          .321%                             .541%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              35

--------------------------------------------------------------------------------

                                                            % OF
                          NUMBER OF                     OUTSTANDING                       % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
4(h) Fundamental Policy Regarding Short Sales

Affirmative             24,449,994.279                        53.370%                           89.905%
Against                    103,091.000                          .225%                             .379%
Abstain                    151,214.000                          .330%                             .556%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             24,369,620.279                        53.195%                           89.610%
Against                    187,561.000                          .409%                             .689%
Abstain                    147,118.000                          .321%                             .542%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             24,363,900.279                        53.182%                           89.589%
Against                    186,540.000                          .408%                             .686%
Abstain                    153,859.000                          .335%                             .566%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(k) Eliminate Policy Regarding Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             24,343,862.279                        53.139%                           89.515%
Against                    205,813.000                          .449%                             .757%
Abstain                    154,624.000                          .337%                             .568%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             24,462,458.279                        53.398%                           89.951%
Against                    107,582.000                          .234%                             .396%
Abstain                    134,259.000                          .293%                             .493%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative             24,361,654.952                        53.178%                           89.580%
Against                    208,012.327                          .454%                             .765%
Abstain                    134,632.000                          .293%                             .495%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

--------------------------------------------------------------------------------
36                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

                                                            % OF
                          NUMBER OF                     OUTSTANDING                       % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             24,460,550.279                        53.393%                           89.944%
Against                     93,224.000                          .204%                             .343%
Abstain                    150,525.000                          .328%                             .553%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative             24,448,025.279                        53.366%                           89.898%
Against                    101,437.000                          .221%                             .373%
Abstain                    154,837.000                          .338%                             .569%
Broker Non-votes         2,490,988.000                         5.437%                            9.160%

TOTAL                   27,195,287.279                        59.363%                          100.000%

BOND INDEX FUND

4 (a) Fundamental Policy Regarding Diversification

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,019.000                        10.288%                           13.011%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,019.000                        10.288%                           13.011%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              3,948,012.457                        63.462%                           80.262%
Against                    658,100.000                        10.579%                           13.379%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              3,948,012.457                        63.462%                           80.262%
Against                    658,100.000                        10.579%                           13.379%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              37

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (Unaudited) (Concluded)

                                                            % OF
                          NUMBER OF                     OUTSTANDING                       % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative              3,953,590.457                        63.552%                           80.376%
Against                    652,767.000                        10.493%                           13.270%
Abstain                     15,791.000                          .254%                             .322%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative              3,967,161.457                        63.770%                           80.651%
Against                    640,264.000                        10.292%                           13.017%
Abstain                     14,723.000                          .237%                             .299%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,264.000                        10.292%                           13.016%
Abstain                     15,791.000                          .254%                             .321%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative              3,953,590.457                        63.552%                           80.376%
Against                    652,767.000                        10.493%                           13.270%
Abstain                     15,791.000                          .254%                             .322%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative              3,948,012.457                        63.462%                           80.262%
Against                    658,100.000                        10.579%                           13.379%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,019.000                        10.288%                           13.011%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

--------------------------------------------------------------------------------
38                              SEI Index Funds / Annual Report / March 31, 2005

--------------------------------------------------------------------------------

                                                            % OF
                           NUMBER OF                    OUTSTANDING                       % OF SHARES
                            SHARES                         SHARES                           PRESENT
                        --------------                  ------------                     -------------
4(k) Eliminate Policy Regarding Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative              3,953,835.457                        63.556%                           80.381%
Against                    652,522.000                        10.489%                           13.265%
Abstain                     15,791.000                          .254%                             .322%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative              3,947,464.457                        63.454%                           80.251%
Against                    658,648.000                        10.587%                           13.390%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,019.000                        10.288%                           13.011%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              3,966,093.457                        63.753%                           80.630%
Against                    640,264.000                        10.292%                           13.016%
Abstain                     15,791.000                          .254%                             .321%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative              3,948,012.457                        63.462%                           80.262%
Against                    658,100.000                        10.579%                           13.379%
Abstain                     16,036.000                          .258%                             .326%
Broker Non-votes           296,746.000                         4.770%                            6.033%

TOTAL                    4,918,894.457                        79.069%                          100.000%

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2005                              39

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2005

TRUSTEES

Robert A. Nesher, CHAIRMAN

William M. Doran

F. Wendell Gooch

Rosemarie B. Greco

Nina Lesavoy

James M. Storey

George J. Sullivan, Jr.

James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

1 800 342 5734

[BACKGROUND GRAPHIC OMITTED]



SEI INVESTMENTS




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-091 (3/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which Ernst & Young LLP (E&Y) billed the Trust for services rendered to the Trust were as follows:




------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------

                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $33,500                 N/A         $0                $27,600                 N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Relat$0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $0                $165,000(2)       $0                $0                $60,000(2)
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the E&Y in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $165,000 and $60,000 for 2005 and 2004, respectively.

(h) Not Applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Index Funds


By (Signature and Title)*               /s/ Edward D. Loughlin
                                        ---------------------
                                        Edward D. Loughlin
                                        President & CEO


Date May 19, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Edward D. Loughlin
                                        ---------------------
                                        Edward D. Loughlin
                                        President & CEO


Date May 19, 2005


By (Signature and Title)*               /s/ Peter (Pedro) A. Rodriquez
                                        ------------------------------
                                        Peter (Pedro) A. Rodriguez
                                        Controller & CFO



Date May 19, 2005
* Print the name and title of each signing officer under his or her signature.